Leases - Total Amounts of Future Minimum Lease Payments Under Non-cancellable Operating Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 894	¥ 1,076
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	206	202
Later than one year and not later than two years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	208	202
Later than two years and not later than three years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	206	202
Later than three years and not later than four years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	207	202
Later than four years and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	67	202
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments under non-cancellable operating leases	¥ 0	¥ 66